Debentures	12 Months Ended
Dec. 31, 2017
Debentures [Abstract]
DEBENTURES
NOTE 19:-	DEBENTURES

a.	Composition

			Outstanding par	Nominal	Effective	Carrying amount
			value	Interest	interest	December 31
			amount	rate	rate	2017	2016
			NIS			NIS
	item	Denomination	in millions	%	%	in millions
The Company:
Debentures (series A)		U.S.$	-	6.50	6.18	-	35
Debentures (series C)		Israeli CPI	349	4.95	4.88	430	616
Debentures (series D)		Israeli CPI	2,069	5.10	5.02	2,437	2,431
Debentures (series E)		NIS **)	-	0.80	1.32	-	553
Debentures (series I)		Israeli CPI	458	5.30	5.58	533	557
Debentures (series J)	b5	Israeli CPI	683	6.50	5.76	775	794
Debentures (series K)	b2	Israeli CPI	2,653	5.35	4.35	2,845	2,860
Debentures (Series L)	b1	Israeli CPI	2,958	4.00	3.67	3,031	3,038
Total of the Company *)						10,051	10,884
Consolidated companies:
FCR debentures		C$	-	4.57	4.63	-	7,260
CTY debentures	c		€6,230	2.60	2.65	6,186	6,575
CTY debentures	c	Norwegian Krone	1,013	3.42	3.43	1,005	620
CTY debentures	c	Norwegian Krone **)	528	2.42	2.42	525	554
ATR debentures	d		€3,461	3.77	3.78	3,530	3,473
						21,297	29,366
Less - current maturities of debentures						1,265	2,047
						20,032	27,319

*)	As for cross-currency swap transactions entered in respect of part of the debentures, see Note 35c.
**)	Variable interest.

Maturity dates

	December 31, 2017
						Year 6
						and
	Year 1	Year 2	Year 3	Year 4	Year 5	thereafter	Total
Denomination	NIS in millions
NIS linked to Israeli CPI	1,265	1,489	1,158	975	711	4,453	10,051
	€-	-	3,474	-	3,356	2,886	9,716
Norwegian Krone	-	-	-	524	-	1,006	1,530
	1,265	1,489	4,632	1,499	4,067	8,345	21,297

b.	Additional information on the Company's debentures

1.	The Company has outstanding debentures (series L), in which the Company has agreed to comply with the following primary covenants: maintain minimum shareholders’ equity (excluding non-controlling interests) of U.S.$ 650 million during every four consecutive quarters; Ratio of net financial debt to total assets of less than 80% during every four consecutive quarters; credit rating (Israeli scale) in the last of the said four quarters shall be not less than BBB- by S&P Maalot and Baa3 by Midroog: Absence of change of control; In addition, any event in which the Company will be required to immediately redeem its listed debenture in an amount no less of the greater of (i) NIS 200 million, and (ii) 10.0% of its shareholders' equity (excluding non-controlling interests), would trigger immediate redemption. In addition, it was determined that a downgrade will cause a rise in interest rate by up to 1% by the steps agreed. As of the reporting date, the Company is in compliance with the above covenants.

2.	The Company has outstanding debentures (series K), in which the Company has agreed to comply with the following primary covenants: maintain minimum shareholders’ equity (net of non-controlling interests) of U.S.$ 500 million during four consecutive quarters; ratio of net interest-bearing debt to total assets not to exceed 80% during four consecutive quarters; credit rating of its debentures in the last of the four abovementioned quarters higher than S&P Maalot’s BBB- rating and Midroog’s Baa3 rating; and the absence of change in control. In addition, any event in which the Company will be required to immediately redeem its listed debentures in an amount of at least the greater of: (i) NIS 300 million and (ii) 12.5% of shareholder's equity (net of non-controlling interests) would trigger immediate redemption. In addition it was determined that a downgrade will cause a rise in interest rate by up to 1% by the steps agreed. As of the reporting date, the Company is in compliance with the above covenants.

3.	During 2017, the Company repurchased debentures with a par value of NIS 65 million (Series A, C, E and I) through market trades for a consideration of NIS 77 million. The purchase had no material impact on the Company's financial statements. The repurchased debentures were cancelled and delisted.

4.	On August 2, 2017 reaffirmed S&P Maalot the credit rating of all of the outstanding debentures of the Company at 'ilAA-', with a stable outlook.

On March 7, 2018, S&P Maalot updated the credit rating of the secured debentures (Series J) of the Company to 'ilAA', with a stable outlook.

On November 21, 2017 reaffirmed Midrug the credit rating of all of the outstanding debentures of the Company at 'Aa3.il', with stable outlook.

5.	For a charge recorded to secure repayment of debentures (series J), see Note 28(1).

c.	CTY debentures

1.	In September 2017, CTY issued to the public EUR 107 million par value (NIS 451 million) of unsecured debentures, which bear annual interest at a rate of 2.75% and are due for repayment on September 22, 2025.

2.	Within the framework of the debenture offering, CTY committed to maintain a ratio of total debt to total value of assets and a ratio of secured debt to total value of assets that will not exceed 65% and 25%, respectively. In addition, change of control as defined in the debentures agreement will entitle the holders the right of early redemption of the debentures. As of the reporting date, CTY is in compliance with these covenants.

d.	ATR debentures

1.	Within the framework of the debenture offering, ATR committed to maintain a ratio of total debt to total value of assets and a ratio of secured debt to total value of assets that will not exceed 60% and 40%, respectively. In addition, Minimum consolidated debt coverage ratio (adjusted EBITDA to interest expenses) of no less than 1.5 and a ratio of consolidated unencumbered assets to consolidated unsecured debt of no less than 150%. As of the reporting date, ATR is in compliance with these covenants.